ACQUISITIONS OF CONSOLIDATED ENTITIES - Schedule of Balance Sheet Impact On Business Combinations (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Goodwill	$ 8,815	$ 5,317	$ 3,783
Renewable Power
Disclosure of detailed information about business combination [line items]
Goodwill	941	901
Real Estate
Disclosure of detailed information about business combination [line items]
Goodwill	1,157	1,127
Private Equity
Disclosure of detailed information about business combination [line items]
Goodwill	2,411	1,555
Infrastructure
Disclosure of detailed information about business combination [line items]
Goodwill	3,859	1,301
Total
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	2,173	1,225
Accounts receivable and other	5,648	3,852
Inventory	864	704
Equity accounted investments	12,752	231
Investment properties	33,024	5,851
Property, plant and equipment	12,576	7,805
Intangible assets	6,590	8,412
Goodwill	4,158	1,157
Deferred income tax assets	840	77
Total assets	78,625	29,314
Less:
Accounts payable and other	(7,137)	(3,891)
Non-recourse borrowings	(25,393)	(8,565)
Deferred income tax liabilities	(1,264)	(1,867)
Non-controlling interests	(3,684)	(2,256)
Total liabilities	(37,478)	(16,579)
Net assets acquired	41,147	12,735
Consideration	39,596	12,557
Total | Renewable Power
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		762
Accounts receivable and other		980
Inventory		0
Equity accounted investments		0
Investment properties		0
Property, plant and equipment		6,923
Intangible assets		27
Goodwill		0
Deferred income tax assets		18
Total assets		8,710
Less:
Accounts payable and other		(1,391)
Non-recourse borrowings		(4,902)
Deferred income tax liabilities		(59)
Non-controlling interests		(830)
Total liabilities		(7,182)
Net assets acquired		1,528
Consideration		1,528
Total | Real Estate
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	1,056
Accounts receivable and other	2,247
Inventory	150
Equity accounted investments	12,379
Investment properties	33,024
Property, plant and equipment	1,748
Intangible assets	54
Goodwill	96
Deferred income tax assets	220
Total assets	50,974
Less:
Accounts payable and other	(2,177)
Non-recourse borrowings	(18,218)
Deferred income tax liabilities	(58)
Non-controlling interests	(2,603)
Total liabilities	(23,056)
Net assets acquired	27,918
Consideration	26,759
Total | Private Equity
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	658	335
Accounts receivable and other	2,267	2,393
Inventory	686	701
Equity accounted investments	329	231
Investment properties	0	0
Property, plant and equipment	4,913	501
Intangible assets	2,942	2,870
Goodwill	971	342
Deferred income tax assets	38	59
Total assets	12,804	7,432
Less:
Accounts payable and other	(3,654)	(2,109)
Non-recourse borrowings	(3,668)	(1,678)
Deferred income tax liabilities	(157)	(806)
Non-controlling interests	(515)	(826)
Total liabilities	(7,994)	(5,419)
Net assets acquired	4,810	2,013
Consideration	4,810	2,006
Total | Infrastructure
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	71	89
Accounts receivable and other	511	345
Inventory	23	0
Equity accounted investments	15	0
Investment properties	0	0
Property, plant and equipment	2,945	100
Intangible assets	3,208	5,515
Goodwill	2,905	815
Deferred income tax assets	0	0
Total assets	9,678	6,864
Less:
Accounts payable and other	(591)	(222)
Non-recourse borrowings	(1,484)	(30)
Deferred income tax liabilities	(839)	(957)
Non-controlling interests	(544)	(477)
Total liabilities	(3,458)	(1,686)
Net assets acquired	6,220	5,178
Consideration	6,220	5,178
Total | Real Estate and Other [Member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		39
Accounts receivable and other		134
Inventory		3
Equity accounted investments		0
Investment properties		5,851
Property, plant and equipment		281
Intangible assets		0
Goodwill		0
Deferred income tax assets		0
Total assets		6,308
Less:
Accounts payable and other		(169)
Non-recourse borrowings		(1,955)
Deferred income tax liabilities		(45)
Non-controlling interests		(123)
Total liabilities		(2,292)
Net assets acquired		4,016
Consideration		$ 3,845
Total | Private Equity and Other
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	388
Accounts receivable and other	623
Inventory	5
Equity accounted investments	29
Investment properties	0
Property, plant and equipment	2,970
Intangible assets	386
Goodwill	186
Deferred income tax assets	582
Total assets	5,169
Less:
Accounts payable and other	(715)
Non-recourse borrowings	(2,023)
Deferred income tax liabilities	(210)
Non-controlling interests	(22)
Total liabilities	(2,970)
Net assets acquired	2,199
Consideration	$ 1,807